UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2003
Institutional Investment Manager Filing this Report:
	Name:		GW Capital, Inc.
	Address:	10900 N.E. Eighth Street, Suite 235
			Bellevue, WA 98004
13F File Number:	801-35777

The institutional investment manager filing this report and the person by Who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager:
Name:		Guy Watanabe
Title:	President
Phone:	425-455-4551
Signature, Place and Date of Signing:
Guy Watanabe		Bellevue, Washington	January 8, 2003

Report Type:
[X]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY

Report Summary:

Number of Managers:	1

Form 13F Information Table Entry Total:	28

Form 13F Information Table Value Total:	30,794,000

FORM 13F INFORMATION TABLE
				TITLE/		VALUE	SHARES	VOTING AUTHORITY
NAME OF ISSUER		CLASS	CUSIP		x1000	PRN AMT	SOLE	SHRD	NONE
----------------------  -----   ---------       -----	------- -----   ----	----
AMERICAN STATES WATER	COM	029899101	775	31000	15000	0	16000
BEVERLY ENTERPRISES	COM	087851309	859	100000	50000	0	50000
CIGNA  CORPORATION	COM	125509109	1035	18000	8000	0	10000
CONSECO INCORPORATED	COM	208464883	1090	50000	18000	0	32000
EMERITUS CORPORATION	COM	291005106	834	101600	51600	0	50000
FOREST OIL CORPORATION	COM	346091705	1457	51000	16000	0	35000
FREMONT GENERAL CORP	COM	357288109	1353	80000	30000	0	50000
GENESIS HEALTHCARE	COM	37184D101	1139	50000	19500	0	30500
GREY WOLF INCORPORATED	COM	397888108	860	230000	112000	0	118000
HANOVER COMPRESSOR	COM	410768105	803	72000	32000	0	40000
HEALTH CARE R E I T	COM	42217K106	1080	30000	15000	0	15000
HEARST-ARGYLE TELEV	COM	453258402	1102	40000	15000	0	25000
KINDRED HEALTH CARE	COM	494580103	1040	20000	8500	0	11500
LTC PROPERTIES INC	COM	502175102	1769	120000	45000	0	75000
LONESTAR TECHNOLOGIES	COM	542312103	879	55000	30000	0	25000
MAVERICK TUBE CORP	COM	577914104	1347	70000	25000	0	45000
NEIGHBORCARE INC	COM	64015Y104	988	50000	19500	0	30500
OMEGA HEALTHCARE REIT	COM	681936100	1539	165000	65000	0	100000
ONEOK INCORPORATED	COM	682680103	1325	60000	20000	0	40000
OWENS-ILLINOIS INC	COM	690768403	1141	96000	36000	0	60000
QUANTA SERVICES INC	COM	76762E102	985	135000	55000	0	80000
RH DONNELLEY INCORP	COM	74955W307	996	25000	10000	0	15000
RANGE RESOURCES INC	COM	75281A109	1465	155000	70000	0	85000
SOUTHWEST GAS CORP	COM	844895102	763	34000	16000	0	18000
SUPERIOR ENERGY SVCS	COM	868157108	1175	125000	45000	0	80000
SYMBOL TECHNOLOGIES	COM	871508107	845	50000	15000	0	35000
TIDEWATER INCORPORATED	COM	886423102	1046	35000	12000	0	23000
XCEL ENERGY INCORP	COM	98389B100	1104	65000	20000	0	45000